General Information - Athena SpinCo Inc	2 Months Ended
Dec. 31, 2018
Athena SpinCo Inc
General Information [Line Items]
General Information

1.           General Information

Athena SpinCo Inc., a fully owned subsidiary of Capital Product Partners L.P. (“CPP”), was formed by CPP on November 14, 2018 under the laws of the Republic of the Marshall Islands.

The consolidated financial statements include Athena SpinCo Inc. and the following fully owned subsidiaries (collectively “Athena”) which were all incorporated under the laws of the Marshall Islands.

Subsidiary	Date of Incorporation
Athena MergerCo 1 Inc.	11/14/2018
Athena MergerCo 2 Inc.	11/14/2018
Athena MergerCo 3 LLC	11/14/2018
Athena MergerCo 4 LLC	11/14/2018

On November 27, 2018, Athena (anticipated to be named Diamond S Shipping Inc. (“Diamond S”) prior to the distribution) entered into an agreement (the “Transaction Agreement”) for the purpose of receiving, via contribution from CPP, CPP’s crude and product tanker vessels and associated inventories, $10 million in cash plus prorated charter hire and net payments received from the lockbox date (determined in accordance with the terms of the Transaction Agreement) with specific arrangements relating to the funding of working capital (the “separation”) and combining these assets with the business and operations of DSS Holdings L.P. (“DSS LP”).

More specifically, prior to the distribution, CPP will cause Athena’s articles of incorporation to be amended and the name of Athena to be changed to “Diamond S Shipping Inc.” with authorized common share capital consisting of 100,000,000 shares, par value $0.001 per share, and authorized preferred share capital consisting of 10,000,000 shares, par value $0.001 per share. Following the separation, CPP will distribute all 12,725,000 shares of Diamond S common stock that it owns by way of a pro rata distribution to holders of CPP common units and CPP general partner units (the “distribution”). CPP unitholders will be entitled to receive one share of Diamond S common stock for every 10.19149 CPP common units or CPP general partner units held by such unitholder as of the record date.

Immediately following the distribution, there will be a series of mergers as a result of which Diamond S will acquire the business and operations of DSS LP (the “combination”). In the combination, Diamond S will issue additional shares of Diamond S common stock to DSS LP in such amount as to reflect the relative net asset values of the respective businesses and the agreed implied premium on the net asset value of CPP’s tanker business. DSS LP will in turn distribute these shares to its limited partners.

As of December 31, 2018, the separation had not yet occurred.